Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities
Net loss	$ (1,952,296)	$ (1,248,900)	$ (6,850,725)	$ (4,156,334)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on sale of fixed assets			(28,362)
Stock based compensation	212,000		470,647
Shares issued for interest			$ 20,958
Shares issued in lieu of salaries payable				$ 253,000
Warrants issued for interest	81,528
Penalty increase to note payable	25,000		$ 50,000
Bank overdraw	34,770		4,449
Amortization of original issue discount	99,152		80,036
Amortization of Beneficial conversion feature	28,423
Depreciation and amortization	69,375	$ 57,291	269,087	$ 151,710
Changes in assets and liabilities
Increase in deferred rents	(80,695)	223,582	545,567	648,979
Decrease in prepaid expense	$ (119,817)	2,421	(25,447)	(8,362)
(Increase) in deposits		(12,473)	(20,648)	(14,110)
Decrease in inventory	$ 26,481	39,793	140,676	13,009
Increase (decrease) in accounts payable to related parties	22,877	58,981	357,975	15,906
Increase (decrease) in accounts payable and accrued liabilities	$ 374,446	160,022	763,871	574,984
(Increase) decrease in accounts receivable		(50,287)	17,529	(15,380)
Net cash used in operating activities	$ (1,178,756)	(769,570)	(4,050,786)	(2,536,598)
Cash Flows from investing
Purchase of fixed assets		(94,563)	(126,065)	(294,224)
Investment in tenant improvements			(331,625)	(533,252)
Net cash used in investing activities		(274,380)	(457,690)	(827,476)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	$ 250,000	400,000	3,150,001	3,251,112
Dividends paid to shareholders		$ (232,472)	(294,262)	$ (420,447)
Principal payments on note payable	$ (363,280)		(303,022)
Proceeds from convertible notes payable	740,000
Proceeds from notes payable	205,000	$ 850,000	1,626,900	$ 500,000
Proceeds from related party debts	358,475		231,938
Principal payments on capital leases	(11,439)	$ (5,407)	(45,113)	$ (47,968)
Net cash from financing activities	$ 1,178,756	1,012,121	4,366,442	3,282,697
Net increase (decrease) in cash		(31,829)	(142,034)	(81,377)
Beginning cash balance		142,034	$ 142,034	223,411
Ending cash balance		110,205		142,034
Supplemental disclosure of cash flow information
Cash paid for interest	$ 101,712	$ 67,022	$ 191,488	$ 16,073
Cash paid for tax
Non-Cash investing and financing transactions
Stock based compensation to officers	$ 212,000		$ 470,647
Stock dividend			391,618
Debt settled with shares			(1,000,000)	$ (253,000)
Shares issued to settle dividends payable	$ (74,686)		$ (74,687)